Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
25.
Subsequent Events

On May 6, 2025, flyExclusive, FlyX Merger Sub, Inc., a wholly owned subsidiary of flyExclusive (“Merger Sub”), Jet.AI Inc. (“Jet.AI”) and Jet.AI SpinCo, Inc., a wholly owned subsidiary of Jet.AI (“SpinCo”) entered into an Amended and Restated Agreement and Plan of Merger and Reorganization (the “A&R Merger Agreement”) to amend the Agreement and Plan of Merger and Reorganization tht they had entered into on February 13, 2025. The purpose of the A&R Merger Agreement was to memorialize the amount of and manner in which the shares of flyExclusive Class A Common Stock will be delivered to the stockholders of SpinCo. Additionally, the requirement that Jet.AI amend its current securities purchase agreement with Ionic Ventures, LLC was deleted. Instead, as a condition to closing for Jet.AI, Jet.AI must have executed a securities purchase agreement with a third-party investor pursuant to which Jet.AI issues to the third-party investor a warrant to purchase up to $50 million worth of shares of Jet.AI’s newly-designated series C convertible preferred stock.

26.
Subsequent Events

On February 13, 2025, flyExclusive entered into an Agreement and Plan of Merger and Reorganization, as may be amended from time to time (the “Merger Agreement”), by and among flyExclusive, FlyX Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of flyExclusive (“Merger Sub”), Jet.AI Inc., a Delaware corporation (“Jet.AI”), and Jet.AI SpinCo, Inc., a Delaware corporation, and a wholly owned subsidiary of Jet.AI (“SpinCo”), pursuant to which (i) as a condition to closing the transaction, Jet.AI will distribute all of the shares of SpinCo, on a pro rata basis, to the stockholders of Jet.AI (the “Distribution”) and (ii) the Merger Sub will merge with and into SpinCo (the “Merger” and, together with the Distribution and all other transactions contemplated under the Merger Agreement, the “Transactions”) with SpinCo surviving the Merger as a wholly owned subsidiary of flyExclusive.

The Merger will become effective at the time the Certificate of Merger has been duly filed with the Secretary of State of the State of Delaware or such other date and time as is agreed upon by Jet.AI and flyExclusive and specified in the Certificate of Merger in accordance with the General Corporation Law of the State of Delaware (“DGCL”) (such date, the “Closing Date”, and such time, the “Effective Time”). At the Effective Time, the holders of common stock of SpinCo, $0.001 par value per share (“SpinCo common stock”), will have their SpinCo common stock converted on a pro rata basis into the right to receive shares (the “Merger Shares”) of Class A common stock of flyExclusive, based on the exchange ratio which will be calculated at the closing of the Merger and will be the quotient of the “Merger Consideration Shares” (as defined in the Merger Agreement) divided by the total outstanding shares of SpinCo common stock.

The Company has filed an initial Form S-4 related to the Merger Agreement with the Securities and Exchange Commission, and anticipates that the transaction will close and receive regulatory approval during 2025.

Effective March 7, 2025, flyExclusive entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an individual investor (the “Purchaser”), pursuant to which the Company agreed to issue and sell to the Purchaser 2,000,000 shares of the Company’s Class A common stock at a per share purchase price of $2.90, which was equal to the undiscounted market price on the date the parties agreed to pursue the transaction, resulting in gross proceeds to the Company of $5.8 million, subject to the payment of transaction expenses. The transaction simultaneously closed on March 7, 2025.

Effective March 7, 2025, the Company paid down in full our outstanding LOC Master Note by liquidating certain investments in securities.

On March 21, 2025, LGM, JetShare, ETG and the Administrative Agent entered into the Second Amendment to Senior Secured Note (the “Second Amendment”) to, effective as of December 31, 2024 among other things, (i) extend the maturity date of the note issued in December 2023, from December 31, 2024 to January 1, 2027, (ii) increase the Back End Fee (as defined in the Senior Secured Note) payable to the Administrative Agent when payment in full occurs to 3.00% of the initial Outstanding Principal Amount (as defined in the Senior Secured Note), and (iii) added an affirmative covenant whereby LGM is to provide the Noteholders after the end of each calendar quarter, a certificate of the Borrower calculating the LTV Ratio as at the end of such calendar quarter, and if the LTV Ratio exceeds 85%, then the Borrower must, on such date, pay to the Administrative Agent the amount required such that the LTV Ratio is equal to or less than 85%. The LTV Ratio is the ratio of (a) the outstanding principal amount after application of any mandatory prepayments required to be made pursuant the terms of the Senior Secured Note to (b) the sum of the then current retail value of the aircraft owned in whole or fractionally by Jetshare at such time of determination, multiplied in the case of fractional ownership in an aircraft by the ownership percentage retained by Jetshare in such aircraft at such time of determination. The Second Amendment also includes a limited waiver of any Default or Event of Default arising from the LGM or Jetshare’s failure to pay when due and/or the continuing failure to pay. All other terms of the note remain unchanged.

On March 21, 2025, the Company and EGA Sponsor entered into a Securities Purchase Agreement whereby they cancelled the EGA Sponsor Note in exchange for 4,227 shares of the Company's Series B Preferred Stock and warrants to purchase up to 1,268,100 shares of the Company's Class A common stock, $0.0001 par value per share. The number of shares of Series B Preferred Stock was determined by dividing the principal and accrued interest outstanding under the December 2023 Promissory Note by $1,000. There was approximately $4,227 in principal and accrued interest outstanding under the EGA Sponsor Note, which resulted in the issuance of 4,227 shares of Series B Preferred Stock. The warrants have an exercise price of $0.01 per share and are exercisable until the fifth anniversary of their issuance. The shares and warrants were issued in a private placement pursuant to Section 4(a)(2) of the Securities Act. In connection with the transaction, the Company amended the Certificate of Designation of the Series B Preferred Stock to increase the authorized number of shares of Series B Preferred Stock from 25,510 shares to 29,737 shares.